PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

7 PROPERTY, PLANT AND EQUIPMENT

	Building	Freehold land	Laboratory equipment	Motor vehicle	Furniture, fittings and equipment	Renovation	Total
	S$	S$	S$	S$	S$	S$	S$

Cost:
At January 1, 2021	652,492	426,897	988,233	53,976	263,520	386,890	2,772,008
Addition	491,563	-	14,137	-	16,579	60,075	582,354
Currency realignment	(11,291)	(7,387)	(57,046)	(934)	(6,147)	(38,098)	(120,903)
At December 31, 2021	1,132,764	419,510	945,324	53,042	273,952	408,867	3,233,459
Addition	-	-	362,491	-	30,968	80,336	473,795
Disposal and write off	-	-	-	-	(2,603)	-	(2,603)
Currency realignment	(37,636)	(24,624)	(71,349)	(3,113)	(16,243)	(23,999)	(176,964)
At December 31, 2022	1,095,128	394,886	1,236,466	49,929	286,074	465,204	3,527,687

Accumulated depreciation:
At January 1, 2021	20,843	-	288,609	19,791	86,590	55,150	470,983
Addition	18,141	-	191,988	10,615	57,632	38,290	316,666
Currency realignment	(367)	-	(45,055)	(349)	(3,232)	(978)	(49,981)
At December 31, 2021	38,617	-	435,542	30,057	140,990	92,462	737,668
Addition	40,125	-	221,506	10,258	60,879	46,899	379,667
Disposal and write off	-	-	-	-	(1,023)	-	(1,023)
Currency realignment	(2,104)	-	(42,755)	(2,036)	(10,217)	(6,476)	(63,588)
At December 31, 2022	76,638	-	614,293	38,279	190,629	132,885	1,052,724

Carrying amount:
At December 31, 2021	1,094,147	419,510	509,782	22,985	132,962	316,405	2,495,791

At December 31, 2022	1,018,490	394,886	622,173	11,650	95,445	332,319	2,474,963

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2020, 2021 and 2022

Motor vehicle is acquired under finance leasing arrangement. Details of the lease liability is disclosed in Note 13.

As of December 31, 2022, bank borrowing amounting to S$959,053 (2021: S$574,810) is secured by the freehold land and building of the Group with carrying amounts as disclosed above.

Depreciation expense included in the consolidated statements of profit or loss and other comprehensive loss is analyzed as follows:

	2021	2022
	S$	S$

Depreciation of property, plant and equipment (per above)	316,666	379,667
Less: Accounted under
“Research and development expenses” (Note 17)	(217,945)	(270,421)
	98,721	109,246